Beijing Fucheng Lianbao Technology Co., Ltd Transaction (Tables)	12 Months Ended
Dec. 31, 2022
Beijing Fucheng Lianbao Technology Co., Ltd Transaction Table [Abstract]
Schedule of purchase price of allocation
(USD in thousands)
Total cash consideration	$5,711
Total purchase consideration	$5,711
Less:
Net working capital	$926
Property and equipment	26
Intangible assets - License	4,814
Current liabilities	(55)
Fair value of net assets acquired	$5,711